Stockholders Equity Compensation Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense	$ 730	$ 820	$ 1,068
Total compensation expense not yet recognized	0	153	1,148
Employees [Member]
Stock compensation expense	354	624	1,024
Non Employees [Member]
Stock compensation expense	$ 376	$ 196	$ 44